Invesco Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-IGMUNI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.32%(a)
Alabama–3.79%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,875	$ 5,581,729
Alabaster (City of), AL Board of Education;
Series 2014 A, GO Wts. (INS - AGM)(b)	5.00%	09/01/2039	1,275	1,457,631
Series 2014 A, GO Wts. (INS -AGM)(b)	5.00%	09/01/2044	1,275	1,455,400
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS -AGM)(b)	5.25%	07/01/2030	2,500	2,584,575
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	245	272,028
Birmingham (City of), AL Water Works Board;
Series 2015 A, Ref. RB (c)	5.00%	01/01/2042	4,995	5,662,132
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,260	1,467,887
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	2,525	1,844,588
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	2,700	3,594,240
Selma (City of), AL Industrial Development Board; Series 2009 A, RB	6.25%	11/01/2033	3,395	3,456,993
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	835	918,876
				28,296,079
Alaska–0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,106,062
Arizona–3.53%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,471,819
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2037	1,000	1,140,670
Series 2019 A, RB	5.00%	01/01/2038	1,000	1,134,230
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2052	1,250	1,283,512
Arizona (State of) Lottery Revenue; Series 2019, Ref. RB	5.00%	07/01/2029	1,250	1,576,187
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	771,645
Series 2010, RB	5.13%	05/15/2040	1,500	1,543,035
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,203,555
Series 2017, Ref. RB	5.00%	11/15/2045	905	952,730
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,195	1,221,947
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	970	978,012
Series 2009, RB	7.13%	01/01/2045	925	933,029
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	510	584,899
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,175	3,393,853
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,585	1,853,784
Series 2017 A, RB (f)	5.00%	07/01/2047	2,535	2,954,061
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,215	1,224,319
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,148,350
				26,369,637
California–16.62%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	2,550	2,967,410
Series 2017, Ref. RB	4.00%	04/01/2037	2,200	2,425,654
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,250	1,036,038
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2009 A, Ref. GO Bonds (h)(i)	5.25%	07/01/2019	$2,900	$2,908,729
Series 2012, GO Bonds	5.25%	04/01/2035	3,800	4,181,672
Series 2012, GO Bonds	5.00%	04/01/2042	2,790	3,041,323
Series 2013, GO Bonds	5.00%	04/01/2037	1,850	2,071,759
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,889,200
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	855	932,566
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	515	759,996
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (h)(i)	6.00%	07/01/2019	1,500	1,505,130
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB (h)(i)	5.50%	08/15/2020	1,000	1,049,710
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,280	1,530,854
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,515	1,772,732
Series 2018 A, RB (f)	5.00%	12/31/2043	2,055	2,387,047
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,415	1,544,515
Series 2012, RB (e)(f)	5.00%	07/01/2030	1,650	1,787,643
Series 2012, RB (e)(f)	5.00%	07/01/2037	3,610	3,866,599
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	964,950
Series 2016 A, RB (e)	5.00%	12/01/2041	1,380	1,529,730
Series 2016 A, RB (e)	5.25%	12/01/2056	1,025	1,143,172
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	11,260	596,893
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	545	545,872
East Bay Municipal Utility District; Series 2010 A, Ref. RB (c)(h)(i)	5.00%	06/01/2020	5,580	5,788,413
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (g)(h)	0.00%	01/01/2023	10,750	10,201,642
Series 2015, Ref. RB (INS -AGM)(b)(g)	0.00%	01/15/2034	4,225	2,723,224
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,400	1,589,980
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,772,000
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,000	995,010
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	3,120	3,104,431
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (c)	5.00%	05/15/2035	1,000	1,033,750
Series 2010 B, RB	5.00%	05/15/2040	2,000	2,065,760
Los Angeles Unified School District (Election of 2002); Series 2009 D, GO Bonds	5.00%	07/01/2022	1,800	1,805,022
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	1,000	1,270,270
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	2,055	1,939,468
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	630	726,245
Palomar Pomerado Health; Series 2009, COP (h)(i)	6.75%	11/01/2019	1,700	1,737,145
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	3,415	3,534,832
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,260	2,514,928
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)(h)(i)	5.00%	08/01/2021	6,210	6,715,370
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	1,165	1,239,187
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	2,335	2,481,871
Series 2016 B, RB (f)	5.00%	05/01/2041	5,000	5,781,250
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,195	1,469,623
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,400	2,923,968
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,070	5,511,597
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	710	781,533
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	3,560	1,012,464
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,556,683
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	$ 2,460	$ 2,689,715
Vernon (City of), CA;
Series 2009 A, RB (h)(i)	5.13%	08/01/2019	550	553,306
Series 2009 A, RB	5.13%	08/01/2021	1,200	1,206,468
				124,164,349
Colorado–3.21%
Arkansas River Power Authority; Series 2006, RB (h)	5.88%	10/01/2026		1,260	1,523,554
Colorado (State of) Board of Governors; Series 2012 A, RB (c)(h)(i)	5.00%	03/01/2022		5,650	6,196,694
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048		1,195	1,402,775
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society);
Series 2013, RB	5.63%	06/01/2043		500	554,970
Series 2017, Ref. RB	5.00%	06/01/2047		600	680,358
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027		670	670,308
Series 2007 A, RB	5.30%	07/01/2037		505	505,136
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047		945	1,035,748
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030		2,100	2,191,875
Series 2010, RB	6.00%	01/15/2034		1,700	1,765,093
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033		500	528,115
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037		1,750	1,922,848
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048		1,795	2,174,140
Series 2018 A-2, RB (g)	0.00%	08/01/2034		1,730	1,055,093
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046		720	743,508
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. RB (e)	5.00%	12/15/2041		985	1,026,370
					23,976,585
Connecticut–0.67%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(b)(f)	6.60%	07/01/2024		3,080	3,089,425
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021		1,800	1,905,714
					4,995,139
District of Columbia–3.99%
District of Columbia;
Series 2014 C, GO Bonds (c)	5.00%	06/01/2034		3,525	4,023,259
Series 2014 C, GO Bonds (c)	5.00%	06/01/2035		7,050	8,028,540
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045		2,245	2,288,890
District of Columbia (Sibley Memorial Hospital);
Series 2009, RB (h)(i)	6.38%	10/01/2019		3,650	3,707,962
Series 2009, RB (h)(i)	6.50%	10/01/2019		1,100	1,117,875
District of Columbia Water & Sewer Authority; Series 2013 A, RB (c)	5.00%	10/01/2044		3,080	3,434,847
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. RB	5.00%	10/01/2053		6,720	7,159,555
					29,760,928
Florida–8.60%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041		1,000	1,002,870
Broward (County of), FL;
Series 2013 C, RB	5.25%	10/01/2038		2,380	2,676,524
Series 2015 A, RB (f)	5.00%	10/01/2045		1,440	1,631,995
Series 2017, RB (c)(f)	5.00%	10/01/2047		2,645	3,091,212
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045		255	278,236
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (e)	7.75%	05/15/2035		1,340	1,334,975
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042		1,450	1,634,194
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (h)	5.95%	07/01/2020		50	52,374
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	$ 3,080	$ 3,435,186
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	2,475	2,639,860
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,531,163
Gramercy Farms Community Development District; Series 2011, Ref. RB (j)	6.75%	05/01/2039	1,685	808,800
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,120	2,498,780
JEA; Series 2012 Three B, RB (c)	5.00%	10/01/2039	4,600	4,938,836
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,056,192
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB (f)	5.00%	10/01/2028	1,000	1,099,170
Series 2012 B, RB	5.00%	10/01/2032	1,180	1,298,142
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,855	3,342,605
Series 2019 A, RB (f)	4.00%	10/01/2044	1,205	1,308,738
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	3,945	4,593,242
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	4,250	4,395,732
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (h)(i)	6.13%	08/01/2020	715	752,137
Series 2010, Ref. RB	6.13%	08/01/2042	255	266,883
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(i)(k)	2.22%	11/01/2021	600	600,000
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	735	737,205
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	3,465	4,035,512
Overoaks Community Development District; Series 2010 A-2, RB	6.13%	05/01/2035	165	166,845
Palm Beach (County of), FL Solid Waste Authority;
Series 2009, RB (c)(h)(i)	5.50%	10/01/2019	4,000	4,053,560
Series 2016, RB (c)	5.00%	10/01/2031	3,860	4,159,845
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	998,845
Reunion East Community Development District;
Series 2005, RB (d)	5.80%	05/01/2036	348	3
Series 2015-2, RB	6.60%	05/01/2036	410	415,199
Sterling Hill Community Development District; Series 2003 A, RB (l)	4.34%	05/01/2035	1,149	735,495
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,091,450
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,531,013
				64,192,818
Georgia–3.88%
Atlanta (City of), GA;
Series 2009 A, RB (h)(i)	6.00%	11/01/2019		5,700	5,806,305
Series 2015, Ref. RB (c)	5.00%	11/01/2040		12,580	14,596,197
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038		3,090	3,224,631
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (h)(i)	6.00%	09/01/2020		2,500	2,632,075
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042		1,000	1,155,960
Georgia (State of) Municipal Electric Authority; Series 1997 A, RB (INS -NATL)(b)	6.50%	01/01/2020		410	421,136
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047		1,000	1,131,510
					28,967,814
Hawaii–1.20%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039		3,075	3,169,556
Series 2015 A, RB (f)	5.00%	07/01/2045		1,740	1,970,150
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (h)(i)	5.75%	07/01/2020		1,480	1,546,807
Series 2013 A, Ref. RB	5.50%	07/01/2043		2,000	2,236,820
					8,923,333
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	$ 885	$ 928,020
Regents of the University of Idaho; Series 2011, Ref. RB (i)	5.25%	04/01/2021	1,510	1,601,536
				2,529,556
Illinois–17.76%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB (h)	5.60%	01/01/2023	1,370	1,371,329
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,180,565
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	475,277
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	381,588
Series 2011 A, RB (h)(i)	5.25%	01/01/2022	2,910	3,185,373
Series 2011, COP	7.13%	05/01/2021	1,008	1,008,254
Series 2012 A, GO Bonds	5.00%	01/01/2033	1,710	1,773,526
Series 2012 A, GO Bonds (INS -BAM)(b)	5.00%	01/01/2033	2,025	2,137,023
Series 2012, RB	5.00%	01/01/2042	2,745	2,890,897
Series 2014, RB	5.00%	11/01/2044	895	987,328
Series 2014, Ref. RB (INS -AGM)(b)	5.00%	01/01/2032	1,200	1,311,744
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,848,632
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,410,880
Series 2017-2, Ref. RB (INS -AGM)(b)	5.00%	11/01/2038	1,500	1,724,790
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2032	2,770	3,091,542
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,275	1,400,090
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB (f)	5.00%	01/01/2046	865	959,951
Series 2015 D, RB	5.00%	01/01/2046	605	681,042
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,987,804
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,637,527
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,305	1,416,969
Series 2018 A, GO Bonds (INS -AGM)(b)	5.00%	12/01/2032	735	867,249
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	833,258
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,025	1,096,166
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,785	2,041,647
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(m)	5.25%	12/01/2036	5,760	6,097,421
Series 2014, RB	5.00%	12/01/2044	3,835	4,232,076
Illinois (State of);
Series 2012 A, GO Bonds	5.00%	01/01/2031	1,255	1,316,909
Series 2013, GO Bonds (INS -BAM)(b)	5.50%	07/01/2038	2,525	2,775,429
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,418,534
Series 2014, GO Bonds	5.00%	05/01/2035	1,300	1,396,902
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,233,456
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	2,024,472
Series 2017 D, GO Bonds	5.00%	11/01/2024	1,410	1,589,987
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,120	2,263,079
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	600	654,438
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB (h)(i)	5.00%	03/01/2022	5	5,470
Series 2012, RB	5.00%	03/01/2034	995	1,075,754
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,636,110
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)(h)(i)	5.38%	08/15/2019	3,500	3,526,845
Series 2009 A, RB (c)(h)(i)	5.75%	08/15/2019	2,000	2,016,820
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,680,849
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB	5.63%	05/15/2020	1,568	1,505,607
Series 2016, RB (l)	2.00%	05/15/2055	366	18,230
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (h)(i)	6.25%	11/15/2019	$1,145	$1,169,400
Series 2009, RB	6.25%	11/15/2035	755	769,715
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,370
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,350,674
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (h)(i)	6.00%	02/15/2020	2,455	2,531,964
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(h)(i)	5.50%	02/15/2021	3,565	3,801,146
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,120,086
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS -AGM)(b)(g)	0.00%	12/15/2029	2,800	2,077,376
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (h)(i)	5.50%	06/15/2020	820	853,587
Series 2010, RB	5.50%	06/15/2050	2,555	2,607,837
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,983,636
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2031	1,235	1,380,335
Series 2014, Ref. RB (INS -AGM)(b)	5.25%	06/15/2032	1,125	1,254,758
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,230,105
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,431,134
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	1,800	1,882,008
Railsplitter Tobacco Settlement Authority; Series 2010, RB (h)(i)	5.50%	06/01/2021	5,475	5,904,240
Regional Transportation Authority;
Series 2002 A, RB (INS -NATL)(b)	6.00%	07/01/2029	1,175	1,570,952
Series 2018 B, RB	5.00%	06/01/2040	2,360	2,763,513
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	4,275	4,781,930
				132,633,605
Indiana–3.08%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031		3,505	3,777,969
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2035		500	548,795
Series 2013 A, RB (f)	5.00%	07/01/2048		590	640,020
Series 2013, RB (f)	5.00%	07/01/2040		3,960	4,314,856
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032		1,825	1,891,594
Series 2012 A, RB	5.00%	06/01/2039		3,180	3,267,005
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB (h)(i)	5.25%	07/01/2023		1,500	1,727,310
Series 2016 A, Ref. RB	5.00%	01/01/2042		1,260	1,462,721
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030		3,300	3,661,515
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	6.75%	01/01/2034		1,500	1,745,310
					23,037,095
Iowa–1.17%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (e)	5.88%	12/01/2027		1,110	1,166,643
Series 2013, Ref. RB (i)	5.25%	12/01/2037		1,290	1,393,780
Series 2019, Ref. RB	3.13%	12/01/2022		595	602,140
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043		855	941,381
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.50%	06/01/2042		1,750	1,749,965
Series 2005 C, RB	5.63%	06/01/2046		1,395	1,394,958
Series 2005 E, RB (g)	0.00%	06/01/2046		12,920	1,519,134
					8,768,001
Kansas–1.10%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, RB (c)	5.75%	11/15/2038		3,800	3,872,542
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038		1,400	1,606,150
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, RB	5.00%	09/01/2044	$ 2,470	$ 2,767,388
				8,246,080
Kentucky–2.36%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(i)(k)	2.82%	02/01/2025		720	731,239
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS -AGM)(b)	5.00%	12/01/2047		1,140	1,242,942
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040		1,365	1,484,069
Series 2015 A, RB	5.00%	01/01/2045		1,005	1,090,907
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041		1,290	1,459,377
Series 2017 A, Ref. RB	5.00%	06/01/2045		1,035	1,142,526
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (h)(i)	6.00%	06/01/2020		1,000	1,044,330
Series 2010 A, RB (h)(i)	6.38%	06/01/2020		1,850	1,938,819
Series 2010 A, RB (h)(i)	6.50%	06/01/2020		3,400	3,567,042
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 C-1, RB (i)	4.00%	06/01/2025		1,520	1,667,151
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049		1,000	1,097,870
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033		1,000	1,131,320
					17,597,592
Louisiana–1.08%
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051		1,165	1,308,540
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS -AGM)(b)	5.00%	10/01/2043		455	536,067
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (i)	4.00%	06/01/2022		1,000	1,056,010
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030		885	923,852
Series 2013 A, Ref. RB	5.25%	05/15/2031		885	933,728
Series 2013 A, Ref. RB	5.25%	05/15/2032		1,680	1,813,442
Series 2013 A, Ref. RB	5.25%	05/15/2033		1,415	1,521,960
					8,093,599
Maryland–0.92%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047		790	901,548
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045		1,620	1,789,938
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (h)(i)	5.75%	06/01/2020		1,565	1,631,340
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (h)(i)	5.38%	06/01/2020		1,110	1,152,968
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028		750	821,550
Series 2017, Ref. RB	5.00%	04/01/2032		550	591,971
					6,889,315
Massachusetts–3.20%
Massachusetts (Commonwealth of) Department of Transportation; Series 2010 B, RB	5.00%	01/01/2032		6,000	6,113,760
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2010 B, RB	5.00%	01/01/2035		1,455	1,483,358
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044		750	795,285
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032		185	185,525
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048		2,525	2,916,122
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047		3,390	3,834,192
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (h)(i)	7.25%	01/01/2021	$ 1,225	$ 1,332,604
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	1,010	1,239,735
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,565	2,767,558
Massachusetts (Commonwealth of) Water Resources Authority; Series 2011 C, Ref. RB (c)	5.00%	08/01/2031	3,000	3,216,090
				23,884,229
Michigan–4.77%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	733,643
Detroit Downtown Development Authority;
Series 2018 A, RB (INS -AGM)(b)(c)(m)	5.00%	07/01/2038	1,000	1,108,320
Series 2018 A, Ref. RB (INS -AGM)(b)(c)(m)	5.00%	07/01/2043	1,150	1,267,657
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,175	1,233,327
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,420,349
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,160,803
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	840	1,002,280
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,275	1,371,084
Series 2014 C-3, Ref. RB (INS -AGM)(b)	5.00%	07/01/2030	2,785	3,207,624
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	724,947
Series 2014 D-1, Ref. RB (INS -AGM)(b)	5.00%	07/01/2035	1,250	1,412,850
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	736,749
Series 2015, Ref. RB	5.00%	07/01/2035	1,305	1,498,297
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,330	2,595,806
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	3,980	4,637,775
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	12/31/2032	750	901,073
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	3,365	3,365,067
Saginaw (City of), MI Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,096,150
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (f)	5.00%	12/01/2042	1,000	1,160,610
				35,634,411
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	315,509
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	511,430
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,270	1,517,383
				2,344,322
Mississippi–0.68%
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing); Series 2017 A, Ref. RB	5.00%	06/01/2047	3,000	3,480,060
West Rankin Utility Authority; Series 2018, RB (INS -AGM)(b)	5.00%	01/01/2048	1,380	1,596,826
				5,076,886
Missouri–1.08%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,477,276
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	566,082
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series A, RB	5.00%	02/01/2034	335	373,847
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2010, RB	5.38%	02/01/2035	1,200	1,219,896
Series 2014 A, RB	5.00%	02/01/2044	1,000	1,066,270
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,140	2,386,871
				8,090,242
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.06%
Central Plains Energy Project (No. 3);
Series 2012, RB (n)	5.00%	09/01/2032	$1,500	$1,626,750
Series 2012, RB (n)	5.25%	09/01/2037	1,500	1,638,885
Series 2012, RB (n)	5.00%	09/01/2042	2,750	2,983,255
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,645,350
				7,894,240
New Jersey–5.27%
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS -NATL)(b)	5.90%	03/15/2021	9,805	10,192,984
Series 2005 N-1, Ref. RB (INS -NATL)(b)(c)(m)	5.50%	09/01/2022	3,855	4,270,530
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (h)(i)	5.88%	06/01/2020	2,475	2,584,197
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(k)	3.02%	03/01/2028	500	501,710
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.13%	01/01/2034	1,250	1,404,788
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,119,410
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,135	1,307,747
New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 A, RB	5.50%	06/15/2041	3,990	4,219,545
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,745,680
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	572,935
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,265	1,481,707
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2029	1,625	1,888,803
Series 2018 A, Ref. RN (c)(m)	5.00%	06/15/2030	555	641,641
Series 2018 A, Ref. RN (m)	5.00%	06/15/2031	1,020	1,173,520
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,035	1,210,277
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (h)(i)	5.00%	07/01/2022	900	997,173
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,000	1,077,790
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	2,565	2,929,974
				39,320,411
New Mexico–0.44%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,245,000
New York–19.08%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB (h)(i)	6.25%	01/15/2020	2,070	2,133,321
Series 2009, RB (h)(i)	6.38%	01/15/2020	860	886,961
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,774,972
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS -AGM)(b)	4.00%	02/15/2047	3,380	3,673,350
Metropolitan Transportation Authority;
Series 2009 B, RB (h)(i)	5.25%	11/15/2019	4,000	4,070,920
Series 2010 D, RB (h)(i)	5.25%	11/15/2020	7,500	7,928,850
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	3,360	4,201,579
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS -NATL)(b)(f)	5.75%	12/01/2022	2,465	2,554,677
Series 1997 6, RB (INS -NATL)(b)(f)	5.75%	12/01/2025	3,000	3,113,880
Series 2010 8, RB	6.00%	12/01/2036	3,000	3,177,780
New York (City of), NY;
Series 2014 I-2, VRD GO Bonds (o)	1.58%	03/01/2040	4,400	4,400,000
Subseries 2015 F-5, VRD GO Bonds (o)	1.47%	06/01/2044	1,200	1,200,000
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB (c)	5.00%	06/15/2045	9,285	10,149,062
Subseries 2012 A-1, VRD RB (o)	1.47%	06/15/2044	600	600,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	7,000	7,809,200
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,270	1,565,313
Subseries 2013, RB (c)	5.00%	11/01/2038	10,155	11,469,869
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	$ 2,850	$ 3,199,353
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,710,156
New York (State of) Dormitory Authority;
Series 2009 C, RB (h)(i)	5.00%	10/01/2019	2,775	2,808,494
Series 2009 C, RB (INS -AGC)(b)	5.00%	10/01/2024	225	227,493
Series 2018 E, RB (c)	5.00%	03/15/2045	5,850	7,083,180
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	702,371
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	839,510
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	3,390	3,592,247
Series 2013 A, RB	5.00%	02/15/2037	2,900	3,224,945
Series 2014 C, RB (c)	5.00%	03/15/2040	5,655	6,417,407
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,265	1,581,073
New York (State of) Metropolitan Transportation Authority; Subseries A-2, RB (SIFMA Municipal Swap Index + 0.58%)(i)(k)	2.00%	06/01/2020	595	595,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029	5,670	6,031,406
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	2,910	3,333,201
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	5,450	5,959,521
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (f)	5.00%	08/01/2019	1,250	1,255,525
Series 2016, Ref. RB (f)	5.00%	08/01/2031	1,725	1,814,027
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	3,425	4,075,134
Series 2018, RB (f)	4.00%	01/01/2036	1,535	1,637,308
Series 2018, RB (f)	5.00%	01/01/2036	1,680	1,964,407
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	1,810	1,987,959
Series 2016 A, RB (f)	5.25%	01/01/2050	3,310	3,668,738
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,820,280
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2048	3,340	3,259,439
				142,497,908
North Carolina–1.98%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054		3,180	3,473,323
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)	5.00%	10/01/2055		9,800	11,297,342
					14,770,665
North Dakota–0.76%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040		1,000	1,028,880
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043		2,210	2,469,078
Series 2017 C, RB	5.00%	06/01/2048		1,970	2,187,803
					5,685,761
Ohio–6.28%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046		2,695	3,093,591
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042		1,105	1,232,572
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037		3,610	3,870,498
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037		1,470	1,691,397
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046		545	622,123
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, RB	5.75%	06/01/2034		260	248,630
Series 2007 A-2, RB	5.88%	06/01/2047		7,830	7,546,162
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034		1,150	1,206,304
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052		1,730	1,972,062
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB (c)	5.00%	11/15/2036	$ 3,685	$ 3,948,220
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,575	1,786,617
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	2,525	2,759,623
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,520	2,905,711
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (h)(i)	6.25%	06/01/2021	1,200	1,311,684
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,710	1,999,845
Lucas (County of), OH (ProMedica Healthcare); Series 2011 A, RB (h)(i)	6.50%	11/15/2021	3,500	3,918,915
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,540	1,697,172
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,000	1,054,490
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS -AGM)(b)(f)	5.00%	12/31/2039	825	926,690
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	600	631,374
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB (h)(i)	5.75%	05/15/2020	385	400,215
Series 2010, RB	5.75%	11/15/2035	2,005	2,079,345
				46,903,240
Oklahoma–1.74%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042		2,780	3,277,981
Series 2017, RB (c)	5.00%	07/01/2047		3,265	3,833,208
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057		2,225	2,600,558
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB	5.00%	08/01/2052		1,990	1,873,963
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048		1,285	1,402,603
					12,988,313
Oregon–0.18%
Portland (Port of), OR (Portland International Airport); Series 2019 Twenty-Five B, RB (f)	5.00%	07/01/2044		1,125	1,349,640
Pennsylvania–4.39%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (h)(i)	5.50%	03/01/2021		1,500	1,603,260
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047		1,000	1,158,810
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037		1,000	1,105,360
Delaware River Port Authority; Series 2010 D, RB (h)(i)	5.00%	01/01/2020		2,950	3,011,271
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (h)(i)	5.38%	07/01/2020		2,900	3,020,002
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027		750	856,905
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 A, RB (h)(i)	5.00%	06/01/2019		1,825	1,825,000
Series 2014 A, RB (j)	4.75%	12/01/2037		1,010	1,021,827
Series 2018 A-2, RB	5.00%	12/01/2048		1,220	1,442,235
Series 2018 B, RB	5.25%	12/01/2048		1,200	1,434,600
Subseries 2010 B-2, RB (h)(i)(j)	5.75%	12/01/2020		3,450	3,669,179
Subseries 2010 B-2, RB (h)(i)(j)	6.00%	12/01/2020		2,100	2,241,141
Subseries 2014 A-2, RB (j)	5.13%	12/01/2039		1,000	939,540
Subseries 2017 B-1, RB	5.25%	06/01/2047		2,400	2,800,584
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052		1,125	1,311,908
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047		2,985	3,450,332
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035		735	868,432
Series 2017 A, Ref. RB	5.00%	09/01/2047		865	1,003,789
					32,764,175
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–2.37%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		$3,525	$3,562,083
Series 2002, RB	5.63%	05/15/2043		1,520	1,535,732
Series 2005 A, RB (g)	0.00%	05/15/2050		6,050	836,594
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS -NATL)(b)	5.25%	07/01/2021		500	504,675
Series 2006 A, GO Bonds (6 mo. CPI + 1.00%) (INS - AGC)(b)(k)	3.46%	07/01/2019		855	855,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2033		750	814,125
Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2035		660	713,909
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS -NATL)(b)	5.25%	07/01/2032		785	852,753
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2034		1,225	1,347,071
Series 2007 N, Ref. RB (INS -AGC)(b)	5.25%	07/01/2036		1,100	1,203,180
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS -NATL)(b)	6.00%	07/01/2024		2,065	2,126,124
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027		455	345,477
Series 2018 A-1, RB (g)	0.00%	07/01/2029		1,525	1,046,546
Series 2018 A-1, RB (g)	0.00%	07/01/2033		2,165	1,189,018
Series 2018 A-1, RB	4.50%	07/01/2034		755	775,763
					17,708,050
Rhode Island–0.12%
Tobacco Settlement Financing Corp.; Series 2015 A, RB	5.00%	06/01/2035		805	886,659
South Carolina–1.69%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028		1,000	1,064,850
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (h)(i)	5.25%	08/01/2023		1,600	1,843,760
South Carolina (State of) Ports Authority;
Series 2015, RB (f)	5.25%	07/01/2050		1,905	2,173,129
Series 2015, RB (f)	5.25%	07/01/2055		1,380	1,565,969
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046		1,215	1,359,500
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033		4,500	4,628,250
					12,635,458
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044		1,660	1,855,017
Series 2015, Ref. RB	5.00%	11/01/2045		1,475	1,670,260
					3,525,277
Tennessee–0.74%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036		1,770	2,091,060
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038		1,585	1,878,621
Tennessee Energy Acquisition Corp.; Series A, RB	5.25%	09/01/2019		1,575	1,586,860
					5,556,541
Texas–17.62%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042		1,750	1,933,488
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033		1,710	1,863,079
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, RB (INS -AGC)(b)	5.00%	08/15/2019		2,200	2,215,576
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035		3,525	3,677,421
Series 2013 A, RB (f)	5.00%	11/01/2030		1,700	1,857,301
Series 2014 A, Ref. RB (f)	5.25%	11/01/2026		1,000	1,140,390
Harris (County of), TX; Series 2009 A, RB (c)	5.00%	08/15/2032		1,000	1,006,940
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (h)(i)	5.00%	12/01/2019		1,550	1,576,862
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX; Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	$ 3,120	$ 3,365,419
Houston (City of), TX ; Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,215	1,313,002
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	865	889,151
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,275	2,476,974
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,360	1,444,959
Lower Colorado River Authority;
Series 2012 A, Ref. RB (h)(i)	5.00%	05/15/2022	5	5,495
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,611,266
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,220,456
Series 2018, Ref. RB	5.00%	05/15/2043	2,005	2,386,792
Series 2019, Ref. RB	5.00%	05/15/2040	1,200	1,412,988
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	1,112,816
Series 2018, Ref. RB	5.00%	10/01/2031	600	655,728
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB	4.75%	07/01/2042	1,115	1,154,828
Series 2017 B, RB	5.00%	07/01/2052	495	516,003
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2036	1,250	1,273,813
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(b)	5.00%	04/01/2046	2,055	2,269,501
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,135	1,218,831
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS -AGC)(b)(j)	6.20%	01/01/2042	1,000	1,222,630
Series 2011 A, RB (c)(h)(i)	5.50%	09/01/2021	4,365	4,749,382
Series 2015 B, Ref. RB (c)(m)	5.00%	01/01/2040	10,095	11,112,879
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	2,695	2,982,098
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB (h)(i)	5.00%	10/01/2020	1,250	1,308,338
Tarrant (County of), TX Regional Water District;
Series 2012, RB	5.00%	03/01/2037	5,000	5,434,200
Series 2012, RB	5.00%	03/01/2042	6,050	6,569,332
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	3,530	4,084,916
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,520	2,693,452
Series 2016, Ref. RB	5.00%	05/15/2045	1,690	1,788,443
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB	5.63%	11/15/2027	1,000	700,000
Series 2007, RB	5.75%	11/15/2037	825	577,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	515	515,762
Series 2017A, RB	6.38%	02/15/2048	1,985	2,192,115
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	5,016,144
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,730	2,022,439
Series 2019, RB (g)	0.00%	08/01/2042	2,290	839,033
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	5.00%	08/15/2041	3,780	4,073,744
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	3,555	1,778,851
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,210	576,952
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,445	6,049,994
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	1,420	1,593,538
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,550	6,507,319
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	$1,500	$1,648,635
Series 2012, RB	5.00%	12/15/2028	1,410	1,546,911
Series 2012, RB	5.00%	12/15/2029	1,325	1,450,120
Series 2012, RB	5.00%	12/15/2031	4,860	5,293,220
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,170	1,287,012
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, RB	6.88%	12/31/2039	2,000	2,058,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,500	1,767,990
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	560	578,004
				131,618,032
Utah–3.51%
Salt Lake City (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047		2,770	3,212,674
Series 2018 A, RB (f)	5.00%	07/01/2048		1,245	1,463,771
Series 2018 A, RB (f)	5.25%	07/01/2048		1,650	1,981,584
University of Utah; Series 2013 A, RB (c)	5.00%	08/01/2043		14,235	16,291,673
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047		2,070	2,183,519
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/2038		1,050	1,052,090
					26,185,311
Virgin Islands–0.37%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025		675	680,062
Series 2010 A, RB	5.00%	10/01/2029		2,100	2,102,625
					2,782,687
Virginia–2.18%
Virginia (Commonwealth of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042		1,345	1,476,232
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040		2,405	2,545,957
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037		820	908,011
Series 2012, RB (f)	5.50%	01/01/2042		3,650	3,958,534
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034		3,390	3,605,774
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2056		3,425	3,808,942
					16,303,450
Washington–5.05%
Chelan (County of), WA Public Utility District No. 1;
Series 2011 A, Ref. RB (f)	5.50%	07/01/2025		1,080	1,161,713
Series 2011 A, Ref. RB (f)	5.50%	07/01/2026		1,175	1,263,395
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.00%	01/01/2032		1,400	1,554,364
Washington (State of); Series 2019 A, GO Bonds (c)	5.00%	08/01/2042		1,910	2,306,707
Washington (State of) (SR 520 Corridor Program — Toll Revenue); Series 2011 C, GO Bonds (c)	5.00%	06/01/2032		2,000	2,129,580
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds (c)	5.00%	06/01/2041		13,370	14,173,938
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043		1,195	1,414,701
Series 2018, RB (c)	5.00%	07/01/2048		4,275	5,018,722
Series 2018, RB	5.00%	07/01/2048		855	1,003,744
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041		3,495	3,623,476
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (h)(i)	6.25%	05/15/2021		1,525	1,663,790
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	$ 2,250	$ 2,422,575
				37,736,705
West Virginia–0.67%
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	720	558,360
Series 2008, RB (d)	6.25%	10/01/2023	1,695	1,275,437
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, RB (h)(i)	5.50%	06/03/2019	3,165	3,165,000
				4,998,797
Wisconsin–2.73%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	640	749,075
Series 2017, RB (e)	6.75%	12/01/2042	2,190	2,578,572
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	6,060	7,007,481
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	630	637,214
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (h)	5.50%	12/15/2020	2,000	2,124,360
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	700	702,023
Series 2007 B, RB (f)	5.75%	11/01/2037	625	626,775
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	995	1,063,257
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,959,660
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,958,959
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	998,739
				20,406,115
Wyoming–0.60%
Sweetwater (County of), WY (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	1,864,097
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(c)	5.00%	01/01/2047	2,250	2,587,500
				4,451,597
TOTAL INVESTMENTS IN SECURITIES(p)–163.32% (Cost $1,152,335,140)				1,219,791,709
FLOATING RATE NOTE OBLIGATIONS–(28.58)%
Notes with interest and fee rates ranging from 1.79% to 2.24% at 05/31/2019 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(q)				(213,465,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.59)%				(273,297,220)
OTHER ASSETS LESS LIABILITIES–1.85%				13,856,790
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$746,886,279
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
CPI	– Consumer Price Index
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2019 was $3,678,388, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $34,937,563, which represented 4.68% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $17,660,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(n)	Security subject to crossover refunding.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $333,592,094 are held by TOB Trusts and serve as collateral for the $213,465,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Trust for Investment Grade Municipals

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade Municipals